OPERATING SEGMENTS - Geographic Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) customer item	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 customer
Disclosure of major customers [line items]
Number of geographic locations | item	2
Assets	$ 454,618	$ 432,088
Number of major customers | customer	2	2	3
Australia
Disclosure of major customers [line items]
Assets	$ 0	$ 0
Major customer one
Disclosure of major customers [line items]
Percentage of entity's revenue	50.00%	69.00%	30.00%
Major customer two
Disclosure of major customers [line items]
Percentage of entity's revenue	34.00%	12.00%	29.00%
Major customer three
Disclosure of major customers [line items]
Percentage of entity's revenue			22.00%